Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 59	$ 40